Income Taxes (Details 2) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets:
Net operating loss carryforwards	$ 604,000	$ 2,501,000
Stock-based compensation	767,000	6,000
Accounts receivable and other timing differences	138,000	140,000
Basis difference in assets and debt	(71,000)	(64,000)
Total Deferred Tax Asset	1,438,000	2,583,000
Valuation allowance	(1,438,000)	(2,583,000)
Net Deferred Tax Asset	$ 0	$ 0